INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the yearsindicated:

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB
Net income (loss) (numerator), basic and diluted	7,494	(9,527)	(13,808)

Shares (denominator):
Common stock outstanding	22,905,926	22,743,853	22,813,541
Weighted average common stock outstanding used in computing basic income per share	23,259,127	22,743,853	22,794,791

Add: Share options	19,316	-	-
Weighted average common stock outstanding used in computing diluted income per share	23,278,443	22,743,853	22,794,791

Net income (loss) per share-basic	0.32	(0.42)	(0.61)

Net income (loss) per share-diluted	0.32	(0.42)	(0.61)

For the year ended September 30, 2013, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. For the year ended September 30, 2014 and 2015, the effect of the outstanding options was anti-dilutive.